Investments Accounted for by the Equity Method - Narratives (Details) $ in Millions			12 Months Ended
	Dec. 15, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Mar. 31, 2020 $ / shares shares	Dec. 31, 2019 CAD ($)
Disposal by sale | Altagas Canada Inc.
Schedule of Equity Method Investments
Gain (loss) on disposal of business			$ 206
Petrogas Terminals Penn LLC | Petrogas Energy Corporation
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)			50.00%
Strathcona Storage LP | Petrogas Energy Corporation
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)			40.00%
AltaGas Canada Inc. | Public Sector Pension Investment Board and Alberta Teachers' Retirement Fund Board
Schedule of Equity Method Investments
Equity method investment, acquired (in dollars per share) | $ / shares				$ 33.50
AltaGas Canada Inc. | AltaGas
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)				37.00%
Equity method investment, shares owned prior to sale | shares				11,025,000
Proceeds from sale of equity method investments		$ 369
Constitution Pipeline
Schedule of Equity Method Investments
Provision on equity method investments			$ (7)
Meade Pipeline Co LLC
Schedule of Equity Method Investments
Provision on equity method investments					$ (44)
Craven County Wood Energy LP
Schedule of Equity Method Investments
Provision on equity method investments					$ 2
Petrogas Energy Corporation
Schedule of Equity Method Investments
Equity method investment, ownership interest (percent)				29.20%	33.30%
Pre-tax dilution losses			30
Additional expenses			$ 12
AIJVLP
Schedule of Equity Method Investments
Equity method investment, pre-tax gain on re-measurement of investment	$ (22)